ALLIANCE MUNICIPAL TRUST -NEW JERSEY PORTFOLIO

SEMI-ANNUAL REPORT
DECEMBER 31, 1996
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            MUNICIPAL BONDS-76.6%
            NEW JERSEY-68.4%
            BERGEN COUNTY
            Series '95
$     500   7/15/97                                3.50%     $   503,145
            CALDWELL GO
            FGIC
      470   10/01/97                               3.95          474,095
            CAMDEN COUNTY
            MUNICIPAL UTILITY AUTHORITY
            Sewer Revenue FGIC
    1,500   7/15/97                                3.55        1,500,353
            ESSEX COUNTY
            IMPROVEMENT AUTHORITY
            (County Asset Sale Proj.)
            Series '95 AMBAC VRDN*
    5,500   12/01/25                               3.95        5,500,000
            FORT LEE
            Refunding Notes
    2,670   5/23/97                                3.70        2,675,557
            FORT LEE
            Refunding Notes
      620   5/23/97                                3.75          621,045
            GLOUCESTER COUNTY PCR
            (Mobil Oil Co.) VRDN*
    2,000   12/01/03                               3.75        2,000,000
            JERSEY CITY
            School Promissory Note
    2,000   3/07/97                                3.60        2,000,677
            JERSEY CITY BAN
    2,500   9/26/97                                4.05        2,507,933
            MAHWAH TOWNSHIP SCHOOL DISTRICT
            Temporary Notes
    3,000   7/25/97                                3.95        3,004,853
            MANCHESTER TOWNSHIP GO
            FGIC
      457   12/01/97                               3.70          461,266
            MERCER COUNTY
            IMPROVEMENT AUTHORITY
            (Aces Pooled Govt Loan Prog.)
            VRDN*
    3,100   11/01/98                               3.95        3,100,000
            NEWARK HEALTHCARE FACILITY REVENUE
            (Urban Renewal Corp. Care Fac.)
            Series A VRDN*
    2,990   6/01/30                                4.30        2,990,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Epitaxx, Inc.)
            Series '91 AMT VRDN*
    4,500   8/01/16                                4.25        4,500,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Hillcrest Health Services)
            Series '95 VRDN*
    8,000   1/01/22                                4.05        8,000,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Kinder-Care Learning Centers)
            Series D VRDN*
      390   10/01/00                               4.55          390,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Merck & Co.) Series '82 VRDN*
    1,300   10/01/22                               4.25        1,300,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            Composite Issue '92
            Series U AMT VRDN*
    1,835   12/01/02                               4.20        1,835,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY IDR
            (Economic Growth)
            Series B AMT VRDN*
    1,435   8/01/04                                4.10        1,435,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY IDR
            (Fujinon Inc. Project)
            Series 86 VRDN*
      600   3/01/01                                3.95          600,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY IDR
            (STP Company Project)
            Series '92 VRDN*
    2,885   7/01/06                                3.90        2,884,999


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY PCR
            (Hoffman-LA Roche Inc.) VRDN*
$   2,800   2/01/05                                4.00%      $2,800,000
            NEW JERSEY HFA SFMR
            Eagle Trust
            (Home Owner Mortgage)
            Series C-D MBIA VRDN*
    3,800   10/01/15                               4.21        3,800,000
            NEW JERSEY STATE
            TRANSPORT TRUST FUND AUTHORITY
            (Transportation System)
            Series A ETM
    1,000   6/15/97                                3.45        1,002,883
            NORTH BERGEN TOWNSHIP
            BOARD OF EDUCATION
            Promissory Note
    4,000   3/14/97                                3.30        4,001,527
            PLEASANTVILLE SCHOOL DISTRICT
            Temporary Notes
    4,500   8/28/97                                3.93        4,508,951
            PORT AUTHORITY OF NEW
            YORK AND NEW JERSEY
            (Versatile Structure)
            Series 3 VRDN*
    3,800   6/01/20                                4.85        3,800,000
            PORT AUTHORITY OF NEW
            YORK AND NEW JERSEY
            (Versatile Structure)
            Series '96-5 VRDN*
      700   8/01/24                                4.85          700,000
            PRINCETON TOWNSHIP GO
            Series '86
      500   7/01/97                                3.55          508,657
            RUTGERS UNIVERSITY
            Pre-Refunded Series A
    2,000   5/01/97                                3.52        2,069,467
            SALEM COUNTY PCR
            (Dupont Corp.) Series '82A VRDN*
    2,100   3/01/12                                3.65        2,100,000
            SOMERS POINT BOARD OF EDUCATION
            FSA
      450   3/01/97                                3.35          450,956
            WEST DEPTFORD GO
            Series '96 AMBAC
      900   3/01/97                                3.50          900,000
            WILDWOOD GO
            FSA
      460   9/15/97                                4.00          464,397
            WOODBRIDGE TOWNSHIP BAN
    4,000   7/02/97                                3.85        4,001,140
                                                             -----------
                                                              79,391,901

            NEW HAMPSHIRE-5.2%
            NEW HAMPSHIRE BUSINESS
            FINANCE AUTHORITY. PCR
            (Public Service Co. Project)
            Series '92D AMT VRDN*
    6,000   5/01/21                                4.25        6,000,000
            PUERTO RICO-3.0%
            PUERTO RICO GO TRAN
            Series '97A
    2,600   7/30/97                                3.43        2,608,372
            PUERTO RICO HIGHWAY
            AND TRANSPORTATION AUTHORITY
            Series X VRDN*
      900   7/01/99                                3.75          900,000
                                                             -----------
                                                               3,508,372

            Total Municipal Bonds
            (amortized cost $88,900,273)                      88,900,273

            COMMERCIAL PAPER-18.7%
            NEW JERSEY-15.2%
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Chamber Cogeneration) Series '91
    2,000   3/10/97                                3.30        2,000,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Chamber Cogeneration)
            Series '91 AMT
    1,500   3/21/97                                3.40        1,500,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Logan-1992 Project) AMT
    2,500   3/11/97                                3.35        2,500,000


2



ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Logan-1992 Project) AMT
$   2,000   3/06/97                                3.45%    $  2,000,000
            NEW JERSEY GO TRAN
            Series '97A
    2,500   3/03/97                                3.50        2,500,000
            NEW JERSEY GO TRAN
            Series '97A
    2,500   4/01/97                                3.50        2,500,000
            PORT AUTHORITY OF NEW
            YORK AND NEW JERSEY
            AMT
    2,175   3/21/97                                3.40        2,175,000
            PORT AUTHORITY OF NEW
            YORK AND NEW JERSEY
            AMT
    2,500   2/11/97                                3.50        2,500,000
                                                            ------------
                                                              17,675,000

            PUERTO RICO-3.5%
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
    1,000   2/06/97                                3.55        1,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
            Series '96
    3,000   2/14/97                                3.65        3,000,000
                                                            ------------
                                                               4,000,000

            Total Commercial Paper
            (amortized cost $21,675,000)                      21,675,000

            TOTAL INVESTMENTS-95.3%
            (amortized cost $110,575,273)                    110,575,273
            Other assets less liabilities-4.7%                 5,418,320

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            115,994,876 shares outstanding)                 $115,993,593


#    All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.

     Glossary of Terms:
     AMBAC   American Municipal Bond Assurance Corporation
     AMT     Alternative Minimum Tax
     BAN     Bond Anticipation Note
     ETM     Escrowed to Maturity
     FGIC    Financial Guaranty Insurance Company
     FSA     Financial Security Assurance
     GO      General Obligation
     HFA     Housing Finance Agency/Authority
     IDR     Industrial Development Revenue
     MBIA    Municipal Bond Investors Assurance
     PCR     Pollution Control Revenue
     SFMR    Single Family Mortgage Revenue
     TRAN    Tax & Revenue Anticipation Note
     VRDN    Variable Rate Demand Note

     See notes to financial statements.


3



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $1,921,496

EXPENSES
  Advisory fee (Note B)                                 $ 275,104
  Distribution assistance and administrative service
    (Note C)                                              190,504
  Transfer agency (Note B)                                 82,748
  Custodian fees                                           37,319
  Printing                                                 10,768
  Audit and legal fees                                      9,601
  Registration fees                                         6,192
  Trustees' fees                                            1,596
  Amortization of organization expense                      1,021
  Miscellaneous                                             4,264
  Total expenses                                          619,117
  Less: expense reimbursement and fee waiver             (151,440)     467,677
  Net investment income                                              1,453,819

UNREALIZED LOSS ON INVESTMENTS
  Net change in unrealized appreciation of investments                  (3,305)

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $1,450,514


See notes to financial statements.


4



STATEMENTS OF CHANGES
IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

                                                 SIX MONTHS ENDED
                                                   DEC. 31, 1996   YEAR ENDED
                                                    (UNAUDITED)   JUNE 30,1996
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  1,453,819    $ 2,562,279
  Net realized loss on investments                           -0-           (32)
  Net change in unrealized appreciation of
    investments                                          (3,305)         3,305
  Net increase in net assets from operations          1,450,514      2,565,552

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (1,453,819)    (2,562,279)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              17,898,605     23,962,316
  Total increase                                     17,895,300     23,965,589

NET ASSETS
  Beginning of period                                98,098,293     74,132,704
  End of period                                    $115,993,593    $98,098,293


See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio (the "Portfolio"), Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio, except the Florida portfolio, pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through February 7, 1999.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1996, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the six months ended December 31, 1996 for expenses exceeding .85 of 1% of its average daily net assets. For the six months ended December 31, 1996, the reimbursement amounted to $96,419. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $49,111 for the six months ended December 31, 1996.


6



ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1996, the distribution fee amounted to $137,552 of which $55,021 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1996, such payments by the Portfolio amounted to $52,952 of which $45,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996 the Portfolio had a capital loss carryforward of $1,283, of which $1,251 expires in 2003 and $32 expires in 2004.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1996, capital paid-in aggregated $115,994,876. Transactions, all at $1.00 per share, were as follows:

                                              SIX MONTHS ENDED     YEAR ENDED
                                                DEC. 31, 1996        JUNE 30,
                                                 (UNAUDITED)           1996
                                                -------------     -------------
Shares sold                                      221,078,244       392,300,834
Shares issued on reinvestments of dividends        1,453,819         2,562,279
Shares redeemed                                 (204,633,458)     (370,900,797)
Net increase                                      17,898,605        23,962,316


7



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.

                                         SIX MONTHS ENDED     YEAR ENDED JUNE 30,    FEB. 7,1994(A)
                                            DEC. 31, 1996  ------------------------     THROUGH
                                             (UNAUDITED)       1996         1995     JUNE 30, 1994
                                          ---------------  -----------  -----------  --------------
Net asset value, beginning of period          $ 1.00         $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .013           .028         .029         .008

LESS DISTRIBUTIONS
Dividends from net investment income           (.013)         (.028)       (.029)       (.008)
Net asset value, end of period                $ 1.00         $ 1.00       $ 1.00       $ 1.00

TOTAL RETURNS
Total investment return based on net
  asset value (b)                               2.66%(c)       2.89%        2.93%        2.08%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $115,994        $98,098      $74,133      $36,909
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .85%(c)        .82%         .74%         .70%(c)
  Expenses, before waivers and
    reimbursements                              1.13%(c)       1.19%        1.29%        1.93%(c)
  Net investment income (d)                     2.64%(c)       2.84%        2.98%        2.07%(c)


(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.


8



ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


9



ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 9 2 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ANJSR
ALC92PR01